Derivative Assets And Liabilities - Disclosure of detailed information about in derivative assets liabilities explanatory (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	$ 787	$ 1,017
Current portion of derivative assets (liabilities)	587	(653)
Non-current derivative assets	200	1,670
Embedded Derivative [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	200	1,670
Foreign currency contract derivative [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	587	(653)
Current portion of derivative assets (liabilities)	$ 587	$ (653)